Transactions with related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Transactions with related parties

28.	Transactions with related parties

28.1.	Transportation and consulting services

In the course of its operations, the Company, by itself and through its subsidiaries, entered into agreements with the companies listed below, which are owned by the Company's main shareholders:

•	Expresso Caxiense S.A.: Provision of passenger transportation services in case of an interrupted flight, effective until November 2025; and

•	Viação Piracicabana Ltda.: Provision of passenger, baggage, crew, and employee transportation services between airports, effective until September 2026.

On December 31, 2023, the subsidiary GLA recognized a total expense related to these services of R$3,000 (R$6,455 on December 31, 2022). On the same date, the balance to pay to related companies, under “suppliers”, was of R$55 (R$737 on December 31, 2022).

28.2.	Contracts of UATP (“Universal Air Transportation Plan”) to grant credit limit

The subsidiary GLA entered into UATP account opening agreements with the related parties indicated below: Aller Participações S.A.; BR Mobilidade Baixada Santista S.A.; Comporte Participações S.A. (“Comporte”); Empresa Cruz de Transportes Ltda.; Empresa Princesa do Norte S.A.; Expresso Itamarati S.A.; Expresso Maringá do Vale S.A.; Expresso União Ltda.; Glarus Serviços Tecnologia e Participações S.A.; Limmat Participações S.A.; Quality Bus Comércio de Veículos S.A.; Super Quadra Empreendimentos Imobiliários S.A.; Thurgau Participações S.A.; Transporte Coletivo Cidade Canção Ltda.; Turb Transporte Urbano S.A.; Vaud Participações S.A.; e Viação Piracicabana Ltda.; all with no expiration date, whose purpose is to issue credits to purchase airline tickets issued by the Company. The UATP account (virtual card) is accepted as a payment means on the purchase of airfare and related services, seeking to simplify billing and make feasible payment between the participating companies.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The companies indicated above are owned by the Company's main shareholders.

28.3.	Multimodal transport commercial partnership agreement

Company´s subsidiary GLA entered into a commercial partnership agreement with the companies União Transporte, Itamarati Express and Cruz Encomedas (together denominated, “Grupo Comporte”), Tex Transportes, effective until January 2024, the purpose of which is to provide multimodal transport, including road freight transport by the Partners and air transport services provided by GLA. In order to achieve the Agreement, GLA signed a Contract for the provision of multimodal transport services with each of these companies. The parties will be remunerated for the value of the service related to the section operated by each party, through the issuance of the respective CTe, in accordance with the values established in the price tables practiced by each Party.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The companies indicated above are owned by the Company's main shareholders.

28.4.	Commercial partnership agreement Pagol

During the year ended December 31, 2023, the Company entered into two agreements with the related party Pagol Participações Societárias Ltda (“Pagol”).

The Company and Pagol entered into a Commercial Agreement for the promotion of financial products offered by Pagol to the customers, suppliers, and employees of the Company. This Agreement has a duration of 10 years, and its implementation depends on conditions precedent established in the contract, with the possibility of the Company receiving a commission revenue, to be negotiated between the parties, according to the products offered. Subsequently, on April 4, 2023, the Parties included Pagol Sociedade de Crédito Direto S.A. as a party to the Agreement.

As part of the commercial agreement, during the year ended December 31, 2022, the Company entered into an agreement for the Intermediation of Credit Assignment Operations, which allows the Company's suppliers to prepay their receivables with Pagol. As of December 31, 2023, the subsidiary GLA did not engage in transactions related to these services (R$3,735 on December 31, 2022) and there were no outstanding balances on this date and on December 31, 2022.

In November, 2022, the Company entered into an agreement to associate Pagol with the Smiles Program, for the acquisition and granting of redemption rights embodied in Smiles miles to its customers, as an incentive to acquire the products/services offered by Pagol. The amount will be paid by Pagol, monthly, corresponding to the miles acquired in the period. This Agreement is valid for 12 (twelve) months from its signature, and the period may be extended by mutual agreement between the Parties. On December 31, 2023, the Company conducted transactions under this agreement totaling R$133,626, with R$14,597 receivable as of this date.

Under the commercial agreement, in May 2023, the Company entered into the Agreement for the Granting of Private Payroll Loans with Pagol Sociedade de Crédito Direto S.A., aiming to provide loan(s) and financing(s) to its employees.

In December 2023, the Company signed a Partnership Agreement with Pagol, through which it will provide Pagol employees with an incentive for the acquisition of the Company's miles.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The company indicated above is owned by Company's main shareholders.

28.5.	Commercial partnership agreement Comporte

In December, 2022, the Company entered into an agreement with the related party Comporte Participações S.A. (“Comporte”), the purpose of which is the advance sale of Smiles miles for Comporte to offer to its customers directly or indirectly.

The contract established the advance sale of Smiles miles in the amount of R$70,000 (seventy million reais), which were paid in December, 2022, are recorded under the Customer Advances group. This Agreement is valid for 12 (twelve) months from its signature or when the batch of Smiles Miles acquired runs out, whichever occurs first, the term may be extended by mutual agreement between the Parties. The balance received was recognized as advances from customers in current liabilities. During the fiscal year ending on December 31, 2023, Comporte assigned the advances to Pagol, which were fully offset.

These contracts were entered into under market conditions, in line with those prevailing in transactions that the Company would enter into with third parties. The companies indicated above are owned by the Company's main shareholders.

28.6.	Guarantor/Co-signer in Lease Agreement – AAP Administração Patrimonial S.A.

In December 2023, AAP Administração Patrimonial S.A. acted as a guarantor for Gol in the Private Instrument of Atypical Lease Agreement entered into by the subsidiary GLA and Mais Shopping Fundo de Investimento Imobiliário for the installation of an agency for the sale of air tickets and travel packages, with a term of 48 (forty-eight) months, starting from November 30, 2023, and ending on November 29, 2027.

This transaction was carried out under market conditions, in line with those prevailing in transactions that the Company would engage in with third parties. The mentioned company above is owned by the main shareholders of the Company.

28.7.	Support agreement - Abra

In accordance with the controlling shareholder transaction disclosed in explanatory notes 1.4 and 16.1.5, in March 2023, the Company and Abra signed the Support Agreement with Abra's commitment to invest in the Company through the issuance of Senior Secured Notes due in 2028. The amounts related to this transaction are recognized under “Loans and Financing”.

28.8.	Agreements with Avianca

In the context of the formation of Abra, Aerovias del Continente Americano S.A. ("Avianca") became a related party. The subsidiary GLA has the following contracts with Avianca group companies: (i) Codeshare Agreement, signed in October 2019, for the sharing of their airline codes to expand the offering of air traffic between the negotiating companies to their customers; (ii) Frequent Flyer and Loyalty Program Participation Agreement, signed in July 2020, for mutual participation in the Smiles and LifeMiles Loyalty Program; (iii) Special Prorate Agreement, signed in June 2023, for the sharing of revenue between the airlines; and (iv) Reciprocal Lounge Access Agreement, signed in September 2023, for the sharing of lounge access for their customers, and (v) Participation Agreement, entered into on December 01, 2023, for participation in the mileage program.

These contracts were entered into on market terms, in line with those prevailing in agreements that the Company would enter into with other airlines.

28.9.	Legal Services Agreement

On December 27, 2023, the subsidiary GLA entered into a Legal Services Agreement with CFMA S.C. ("Cambiaso & Ferrari Abogados") for an indefinite period. CFMA S.C. will be remunerated solely for the services rendered, in accordance with the prices established in the fee schedule practiced by the contracting party.

This agreement was entered into on market terms, in line with those prevailing in transactions that the Company would engage in with third parties. The aforementioned Company is owned by executives considered key personnel of the Company.

28.10.	Compensation of key management personnel

	2023	2022	2021
Salaries, bonus and benefits (*)	44,229	48,061	45,014
Payroll charges	11,700	12,760	11,981
Share-based compensation	17,221	19,106	21,798
Total	73,150	79,927	78,793
(*)	Includes compensation for members of the Management and audit committee.